PROPERTY, PLANT AND EQUIPMENT - Balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 659,750,499	$ 666,150,885	$ 640,529,872	$ 713,075,285
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	84,118,716	49,986,111	34,625,004	25,522,059
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	96,990,155	91,961,876	86,898,529	76,957,848
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	162,385,848	173,073,161	159,474,930	172,058,447
Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	155,833,080	190,402,625	203,379,934	253,238,833
Information technology
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	4,627,325	6,122,912	4,320,656	4,821,856
Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	19,589,877	20,466,113	22,306,759	25,055,547
Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	29,263,265	23,896,425	18,106,705	16,169,783
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	7,415	190,523	274,945	446,120
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	106,934,818	110,051,139	$ 111,142,410	$ 138,804,792
Bottles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	51,876,569	64,020,146
Marketing and promotional assets
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	42,798,282	38,834,104
Furniture and other minor assets included in other property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	12,259,967	7,196,889
Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	1,337,303,175	1,320,866,879
Gross carrying amount | Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	84,118,716	49,986,111
Gross carrying amount | Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	96,990,155	91,961,876
Gross carrying amount | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	222,101,850	230,355,844
Gross carrying amount | Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	431,876,945	453,359,655
Gross carrying amount | Information technology
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	20,697,750	19,683,777
Gross carrying amount | Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	32,990,387	32,616,284
Gross carrying amount | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	52,587,886	44,629,827
Gross carrying amount | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	115,768	734,100
Gross carrying amount | Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	395,823,718	397,539,405
Cumulative depreciation and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(677,552,676)	(654,715,994)
Cumulative depreciation and impairment | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(59,716,002)	(57,282,683)
Cumulative depreciation and impairment | Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(276,043,865)	(262,957,030)
Cumulative depreciation and impairment | Information technology
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(16,070,425)	(13,560,865)
Cumulative depreciation and impairment | Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(13,400,510)	(12,150,171)
Cumulative depreciation and impairment | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(23,324,621)	(20,733,402)
Cumulative depreciation and impairment | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(108,355)	(543,577)
Cumulative depreciation and impairment | Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ (288,888,898)	$ (287,488,266)